SHARE-BASED COMPENSATION - Kaixin Auto 2019 Plan - fair value of share options granted (Details) - Kaixin Auto 2019 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price	$ 3.73
Weighted-average grant-date fair value of the share options granted		$ 3.21
Aggregate grant date fair value of options		$ 7,794,799
Unrecognized share-based compensation expense	$ 1,961
Unrecognized share-based compensation expense, expected recognition period	1 year 2 months 26 days